Total
Great-West High Yield Bond Fund
Fund Summary
Investment Objective
The Fund seeks to obtain high current income
with capital appreciation as a secondary objective when consistent with the primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West High Yield Bond Fund		Institutional Class	Investor Class	Class L
Management Fees		0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		0.06%	0.76%	0.76%
Shareholder Services Fees		none	0.35%	0.35%
Other Expenses	[1]	0.06%	0.41%	0.41%
Total Annual Fund Operating Expenses		0.78%	1.48%	1.73%
Fee Waiver and Expense Reimbursement	[2]	0.03%	0.38%	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.75%	1.10%	1.35%
[1]	Other Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of any Class exceed 0.75% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West High Yield Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	246	430	963
Investor Class	112	431	772	1,736
Class L	137	508	903	2,009

Expense Example, No Redemption - Great-West High Yield Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	246	430	963
Investor Class	112	431	772	1,736
Class L	137	508	903	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.

The Fund will, under normal circumstances, invest a minimum of 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield-high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, bank loans (term and revolving loans), pay-in-kind bonds (“PIK bonds”) as well as “toggle bonds” (issuer’s option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. The Fund invests mainly in securities that have intermediate to long-term maturities (three years or longer). Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade. Below investment grade securities are those rated BB or lower by Standard & Poor’s Global Ratings (“S&P”) or which have a comparable rating from another nationally recognized statistical rating organization (“NRSRO”), or which the portfolio managers believe are of comparable quality if unrated. No more than 35% of the Fund’s total assets may be invested in securities rated below B3/B- by all NRSROs who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Fund may invest in foreign securities, and make forward commitments. The Fund may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The Fund may invest up to 15% of its net assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law.
Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fixed Income Securities Risk - Investments in fixed income securities are subject to risk associated with changes in interest rates generally, the chance that a fixed income issuer will redeem prior to an individual fixed income security’s maturity date, and changes in the credit quality of the individual fixed income securities held.

High Yield Securities Risk - Below investment grade (“high yield-high risk” or “junk”) bonds are speculative, have a higher degree of credit risk and interest rate risk, and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Liquidity Risk - The fixed income securities and bank loans in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. When there is little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Bank Loan Risk - Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Call Risk – The risk that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. The Fund's benchmark has changed from the J.P. Morgan Developed High Yield Index to a Composite Index consisting of an 80% weighting to the ICE Bank of America Merrill Lynch U.S. High Yield Index and a 20% weighting to the ICE Bank of America Merrill Lynch All U.S. Convertible Index to more readily identify the Fund’s intended investment style. Returns for both indices are included in the table below for comparative purposes. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance information will appear in future versions of this Prospectus after Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2019	7.19%
Worst Quarter	September 2011	-7.61%
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Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Great-West High Yield Bond Fund	One Year	Five Years	Ten Years	Since Inception	[1]	Inception Date
Institutional Class	14.73%			5.19%		May 01, 2015
Institutional Class | ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes)	16.14%		6.26%
Institutional Class | J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes)	14.59%		5.96%
Investor Class	14.40%	5.23%	6.62%
Investor Class | ICE BofAML 80% US High Yield 20% US Convertible Index (reflects no deduction for fees, expenses or taxes)	16.14%	6.62%	8.04%
Investor Class | J.P. Morgan Developed High Yield Index (reflects no deduction for fees, expenses or taxes)	14.59%	6.37%	7.88%
[1]	Since inception on May 1, 2015